Financial Assets, Non-current - Equity in Joint Ventures and Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Dividends	kr (3,424)	kr (12,263)	kr (11,337)
Associates and joint ventures [member]
Disclosure of financial assets [line items]
Equity in joint ventures and associated companies,Opening balance	775	1,210
Share in earnings	24	31
Distribution of capital stock	(95)
Taxes	(3)	(5)
Dividends	(77)	(84)
Divested business		(15)
Translation difference		(362)
Equity in joint ventures and associated companies,Closing balance	kr 624	kr 775	kr 1,210